Segmented information	6 Months Ended
Jun. 30, 2022
Operating Segments [Abstract]
Segmented information

Note 3	Segmented information
Our results are reported in three segments: Bell Wireless, Bell Wireline and Bell Media. Our segments reflect how we manage our business and how we classify our operations for planning and measuring performance.
The following tables present financial information by segment for the three month periods ended June 30, 2022 and 2021.

FOR THE THREE MONTH PERIOD ENDED JUNE 30, 2022	NOTE	BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE
Operating revenues
External service revenues		1,692	2,808	733	—	5,233
Inter-segment service revenues		11	101	88	(200)	—
Operating service revenues		1,703	2,909	821	(200)	5,233
External product revenues		542	86	—	—	628
Inter-segment product revenues		1	—	—	(1)	—
Operating product revenues		543	86	—	(1)	628
Total external revenues		2,234	2,894	733	—	5,861
Total inter-segment revenues		12	101	88	(201)	—
Total operating revenues		2,246	2,995	821	(201)	5,861
Operating costs	5	(1,197)	(1,680)	(595)	201	(3,271)
Adjusted EBITDA (1)		1,049	1,315	226	—	2,590
Severance, acquisition and other costs	6					(40)
Depreciation and amortization						(1,199)
Finance costs
Interest expense						(269)
Net return on post-employment benefit plans	11					7
Impairment of assets	7					(106)
Other expense	8					(97)
Income taxes						(232)
Net earnings						654
(1) The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

FOR THE THREE MONTH PERIOD ENDED JUNE 30, 2021	NOTE	BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE
Operating revenues
External service revenues		1,569	2,805	666	—	5,040
Inter-segment service revenues		11	86	89	(186)	—
Operating service revenues		1,580	2,891	755	(186)	5,040
External product revenues		546	112	—	—	658
Inter-segment product revenues		2	—	—	(2)	—
Operating product revenues		548	112	—	(2)	658
Total external revenues		2,115	2,917	666	—	5,698
Total inter-segment revenues		13	86	89	(188)	—
Total operating revenues		2,128	3,003	755	(188)	5,698
Operating costs	5	(1,159)	(1,710)	(541)	188	(3,222)
Adjusted EBITDA (1)		969	1,293	214	—	2,476
Severance, acquisition and other costs	6					(7)
Depreciation and amortization						(1,153)
Finance costs
Interest expense						(268)
Net interest on post-employment benefit plans	11					(5)
Impairment of assets	7					(164)
Other income	8					91
Income taxes						(236)
Net earnings						734
(1) The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.
Revenues by services and products

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2022	2021	2022	2021
Services(1)
Wireless	1,692	1,569	3,327	3,072
Wireline data	1,974	1,944	3,927	3,909
Wireline voice	756	794	1,527	1,597
Media	733	666	1,474	1,289
Other wireline services	78	67	155	141
Total services	5,233	5,040	10,410	10,008
Products(2)
Wireless	542	546	1,105	1,130
Wireline data	73	101	172	245
Wireline equipment and other	13	11	24	21
Total products	628	658	1,301	1,396
Total operating revenues	5,861	5,698	11,711	11,404
(1) Our service revenues are generally recognized over time.
(2) Our product revenues are generally recognized at a point in time.